Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	3 Months Ended				6 Months Ended
	Jun. 30, 2018 CAD ($)	Mar. 31, 2018 CAD ($)	Jun. 30, 2017 CAD ($)	Mar. 31, 2017 CAD ($)	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted Average Exercise Price, Beginning balance	$ 25.50	$ 26.71	$ 27.32	$ 27.36	$ 26.89
Weighted Average Exercise Price, Granted	27.96	26.24	27.60	27.51	24.11
Weighted Average Exercise Price, Exercised	24.28		23.61	25.65	23.87
Weighted Average Exercise Price, Expired	30.19	32.75	34.81	32.40	36.90
Weighted Average Exercise Price, Forfeited	26.98				27.51
Weighted Average Exercise Price, Ending balance	$ 25.58	$ 25.50	$ 26.89	$ 27.32	$ 26.71
Number of Options Outstanding, Beginning balance	3,948,590	4,232,260	4,507,450	4,097,400	4,254,870
Number of Options Outstanding, Granted	3,880	545,330	1,820	485,100	21,440
Number of Options Outstanding, Exercised	(46,800)		(13,000)	(40,050)	(17,550)
Number of Options Outstanding, Expired	(15,000)	(829,000)	(241,400)	(35,000)	(20,000)
Number of Options Outstanding, Forfeited	(2,820)				(6,500)
Number of Options Outstanding, Ending balance	3,887,850	3,948,590	4,254,870	4,507,450	4,232,260